Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property plant and equipment, at cost	$ 5,328,289	$ 5,284,996
Less: accumulated depreciation	(952,175)	(964,311)
Total property, plant and equipment, net	4,376,114	4,320,685
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property plant and equipment, at cost	4,245,378	4,245,378
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property plant and equipment, at cost	152,518	116,729
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property plant and equipment, at cost	473,925	474,220
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property plant and equipment, at cost	354,408	354,408
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property plant and equipment, at cost	$ 102,060	$ 94,261